Lease (Maturities of Lease Liabilities under Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASE [Abstract]
2023	$ 2,107
2024	267
2025	89
2026	0
2027	0
Thereafter	0
Total future lease payments	2,463
Less: imputed interest	84
Total present value of lease liabilities	$ 2,379	$ 5,141
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities
Weighted average remaining lease term	1 year 3 months 18 days
Weighted average discount rate	5.70%
Liabilities for leases	$ 0